Property, Plant and Equipment (Details) - Schedule of leasing rights of land from israel land administration - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Schedule of leasing rights of land from israel land administration [Abstract]
Under finance lease	$ 980	$ 992